SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation Related Costs [Abstract]
Shares, Outstanding beginning	24,573,700	17,245,000
Weighted Average Exercise Price Outstanding, beginning	$ 0.86	$ 0.46
Shares, Granted	3,236,340	10,593,700	17,245,000
Weighted Average Exercise Price, Granted	$ 2.40	$ 1.43	$ 0.46
Shares, Exercised
Weighted Average Exercise Price, Exercised
Shares, Expired or cancelled	(130,000)	(3,265,000)
Weighted Average Exercise Price, Expired or cancelled	$ 0.54	$ 0.53
Shares, Outstanding ending	27,680,040	24,573,700	17,245,000
Weighted Average Exercise Price Outstanding, ending	$ 1.04	$ 0.86	$ 0.46